Investments accounted for using equity method (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (14,352,591)	$ (9,494,703)	$ (19,217,758)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	1,055	(706,796)	(47,699)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(14,353,646)	(8,787,907)	(19,170,059)
Central Cervecera De Colombia Sas [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(14,848,200)	(11,959,652)	(10,565,966)
Zona Franca Central Cervecera S A S [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	(2,360,129)	266,580	(1,710,319)
Aguas Danone De Origen S.a. [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method		(6,782)	(9,695,813)
Cerveceria Austral Sa [Member] | Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	2,854,683	2,911,947	2,802,039
Aguas Danone De Argentina S A [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	59,427	(651,872)	(45,336)
Other Companies [Member] | Total for all associates [member]
IfrsStatementLineItems [Line Items]
Share of net loss of joint ventures and associates accounted for using the equity method	$ (58,372)	$ (54,924)	$ (2,363)